INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes, as per the statement of operations	$ 55,299	$ 50,323	$ 42,950
Statutory tax rate in Israel	25.00%	25.00%	24.00%
Theoretical tax expense	13,825	12,581	10,308
Reconciliation:
Non-deductible expenses	810	1,965	1,539
Effect of different tax rates	813	547	922
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	(183)	(761)	883
Effect of change in Israel tax rates	(677)	0	(1,606)
Prior year losses and temporary differences for which deferred taxes were recorded, net	(1,110)	(4,179)	(6,692)
Uncertain tax position	(3,560)	(1,260)	297
Taxes in respect of prior years	(638)	(2,456)	(707)
Other	(354)	146	745
Income taxes as per the statement of operations	$ 8,926	$ 6,583	$ 5,689
Effective tax rate - in %	16.10%	13.10%	13.20%